Long-term debt	12 Months Ended
Mar. 31, 2011
Long-term debt

18. Long-term debt

Long-term debt as of March 31, 2010 and March 31, 2011 was comprised of the following:

	As of March 31,
	2010		2011		2011
	(In millions)
Subordinated debt	Rs.	63,531.0	Rs.	73,930.5	US$	1,659.9
Others		12,323.4		19,356.7		434.6

Total	Rs.	75,854.4	Rs.	93,287.2	US$	2,094.5

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2011
	(In millions)
Due in the fiscal year ending March 31:
2012	Rs.	4,927.1	US$	110.6
2013		9,931.9		223.0
2014		1,578.6		35.4
2015		4,890.0		109.8
2016		12,020.0		269.9
Thereafter (1)		57,939.6		1,300.8

Total	Rs.	91,287.2	US$	2,049.5

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

The outstanding balance as at March 31, 2010 and March 31, 2011 of Subordinated debt (lower tier II capital) was Rs.33,932.0 million and Rs. 33,312.0 million, respectively, upper tier II capital was Rs.27,599.0 million and Rs. 38,618.5million, respectively and perpetual debt was Rs. 2,000.0 million and Rs. 2,000.0 million, respectively.

During the year ended March 31, 2011, the Bank issued subordinated debt qualifying for Upper Tier II capital amounting to 11,050.0 million (previous year Nil).

As of March 31, 2010 and March 31, 2011 other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 7,413.8 million and Rs.5,351.4 million, respectively and functional currency borrowings aggregating to Rs. 4,909.6 million and Rs.14,005.3 million, respectively.